Report of the Directors	12 Months Ended
Dec. 31, 2017
Report Of The Directors Strategic Report [Abstract]
Disclosure of audited information included in report of directors strategic report

Summary
The Group Chief Executive and the rest of the Group Management Board (‘GMB’) review operating activity on a number of bases, including by global business and geographical region. Global businesses are our reportable segments under IFRS 8 ‘Operating segments’.

Basis of preparation
The Group Chief Executive, supported by the rest of the GMB, is considered the Chief Operating Decision Maker (‘CODM’) for the purposes of identifying the Group’s reportable segments.
Analysis by global business is considered more prominent than the geographical region view in the way the CODM assesses performance and allocates resources. The global businesses are therefore considered our reportable segments under IFRS 8.

Global business results are assessed by the CODM on the basis of adjusted performance that removes the effects of significant items and currency translation from reported results. We therefore present these results on an adjusted basis as required by IFRSs. The 2016 and 2015 adjusted performance information is presented on a constant currency basis as described on page 32.
As required by IFRS 8, reconciliations of the total adjusted global business results to the Group reported results are presented on page 64. Supplementary reconciliations from reported to adjusted results by global business are presented on pages 67 to 69 for information purposes.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global functions to the extent that they can be meaningfully attributed to operational business lines and geographical regions. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs which are not allocated to global businesses are included in the Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-business line transactions. All such transactions are undertaken on arm’s length terms. The intra-Group elimination items for the global businesses are presented in the Corporate Centre.
The expense of the UK bank levy is included in the Europe geographical region as HSBC regards the levy as a cost of being headquartered in the UK. For the purposes of the presentation by global business, the cost of the levy is included in the Corporate Centre.
The results of geographical regions are presented on a reported basis.
Geographical information is classified by the location of the principal operations of the subsidiary or, for The Hongkong and Shanghai Banking Corporation, HSBC Bank plc, HSBC Bank Middle East and HSBC Bank USA, by the location of the branch responsible for reporting the results or providing funding.

A description of the global businesses is provided in the Strategic Report, pages 3 and 18 to 21.

Analysis of adjusted results by global business

HSBC adjusted profit before tax and balance sheet data
		2017
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net interest income/(expense)		13,959	9,062	4,886	816	(439)	28,284
Net fee income/(expense)		5,156	3,518	3,489	704	(56)	12,811
Net trading income	31	453	539	5,995	170	807	7,964
Other income	33	719	104	721	13	908	2,465
Net operating income before loan impairment charges and other credit risk provisions	3	20,287	13,223	15,091	1,703	1,220	51,524
– external		17,040	13,383	16,378	1,438	3,285	51,524
– inter-segment		3,247	(160)	(1,287)	265	(2,065)	—
Loan impairment (charges)/recoveries and other credit risk provisions		(980)	(496)	(459)	(16)	182	(1,769)
Net operating income		19,307	12,727	14,632	1,687	1,402	49,755
Total operating expenses		(12,847)	(5,947)	(8,858)	(1,391)	(2,097)	(31,140)
Operating profit/(loss)		6,460	6,780	5,774	296	(695)	18,615
Share of profit in associates and joint ventures		18	—	—	—	2,357	2,375
Adjusted profit before tax		6,478	6,780	5,774	296	1,662	20,990
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		30.9	32.3	27.5	1.4	7.9	100.0
Adjusted cost efficiency ratio		63.3	45.0	58.7	81.7	171.9	60.4
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		346,148	316,533	252,474	40,326	7,483	962,964
Interests in associates and joint ventures		366	—	—	—	22,378	22,744
Total external assets		468,281	348,243	980,485	45,745	679,017	2,521,771
Customer accounts		639,592	362,908	283,943	66,512	11,507	1,364,462
Adjusted risk-weighted assets	34	121,466	300,995	299,272	16,036	130,848	868,617

HSBC adjusted profit before tax and balance sheet data (continued)
		2016
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net interest income		12,919	8,491	4,798	801	1,170	28,179
Net fee income/(expense)		4,756	3,559	3,394	749	(63)	12,395
Net trading income	31	426	442	6,231	183	2,426	9,708
Other income/(expense)	33	441	127	292	15	(1,867)	(992)
Net operating income before loan impairment charges and other credit risk provisions	3	18,542	12,619	14,715	1,748	1,666	49,290
– external		16,052	12,641	17,412	1,487	1,698	49,290
– inter-segment		2,490	(22)	(2,697)	261	(32)	—
Loan impairment charges and other credit risk provisions		(1,142)	(969)	(461)	—	(22)	(2,594)
Net operating income		17,400	11,650	14,254	1,748	1,644	46,696
Total operating expenses		(12,184)	(5,746)	(8,745)	(1,476)	(1,933)	(30,084)
Operating profit/(loss)		5,216	5,904	5,509	272	(289)	16,612
Share of profit in associates and joint ventures		20	—	—	—	2,302	2,322
Adjusted profit before tax		5,236	5,904	5,509	272	2,013	18,934
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		27.7	31.2	29.1	1.4	10.6	100.0
Adjusted cost efficiency ratio		65.7	45.5	59.4	84.4	116.0	61.0
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		323,986	294,952	237,655	36,972	12,494	906,059
Interests in associates and joint ventures		394	—	—	—	20,340	20,734
Total external assets		435,839	320,173	981,893	43,234	708,320	2,489,459
Customer accounts		611,846	356,885	272,159	72,730	15,037	1,328,657
Adjusted risk-weighted assets	34	114,683	286,912	307,736	15,649	153,324	878,304

		2015
Net interest income		12,299	8,287	4,422	819	2,167	27,994
Net fee income/(expense)		5,446	3,672	3,514	939	(121)	13,450
Net trading income	31	427	460	5,960	206	721	7,774
Other income	33	666	88	382	2	66	1,204
Net operating income before loan impairment charges and other credit risk provisions	3	18,838	12,507	14,278	1,966	2,833	50,422
– external		16,451	12,585	16,633	1,689	3,064	50,422
– inter-segment		2,387	(78)	(2,355)	277	(231)	—
Loan impairment charges and other credit risk provisions		(1,023)	(1,447)	(71)	(11)	(27)	(2,579)
Net operating income		17,815	11,060	14,207	1,955	2,806	47,843
Total operating expenses		(12,332)	(5,826)	(8,903)	(1,582)	(2,814)	(31,457)
Operating profit/(loss)		5,483	5,234	5,304	373	(8)	16,386
Share of profit/(loss) in associates and joint ventures		23	—	(1)	—	2,387	2,409
Adjusted profit before tax		5,506	5,234	5,303	373	2,379	18,795
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		29.3	27.8	28.2	2.0	12.7	100.0
Adjusted cost efficiency ratio		65.5	46.6	62.4	80.5	99.3	62.4
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		313,927	281,826	243,662	42,592	23,690	905,697
Interests in associates and joint ventures		391	—	—	—	18,673	19,064
Total external assets		422,322	309,266	886,750	51,190	651,847	2,321,378
Customer accounts		569,183	341,717	256,374	80,442	13,956	1,261,672
Adjusted risk-weighted assets	34	116,047	282,149	318,818	17,661	313,100	1,047,775

For footnotes, see page 85.

Reconciliation of reported and adjusted items
(Audited)

Adjusted results reconciliation
		2017			2016				2015
		Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	Footnote	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue	3	51,524	(79)	51,445	49,290	736	(2,060)	47,966	50,422	3,727	5,651	59,800
LICs		(1,769)	—	(1,769)	(2,594)	61	(867)	(3,400)	(2,579)	(127)	(1,015)	(3,721)
Operating expenses		(31,140)	(3,744)	(34,884)	(30,084)	(331)	(9,393)	(39,808)	(31,457)	(2,434)	(5,877)	(39,768)
Share of profit in associates and joint ventures		2,375	—	2,375	2,322	33	(1)	2,354	2,409	149	(2)	2,556
Profit/(loss) before tax		20,990	(3,823)	17,167	18,934	499	(12,321)	7,112	18,795	1,315	(1,243)	18,867

Adjusted balance sheet reconciliation
	2017	2016			2015
	Reported and Adjusted	Adjusted	Currency translation	Reported	Adjusted	Currency translation	Brazil operations[1]	Reported
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	962,964	906,059	(44,555)	861,504	905,697	18,757	—	924,454
Interests in associates and joint ventures	22,744	20,734	(705)	20,029	19,064	75	—	19,139
Total external assets	2,521,771	2,489,459	(114,473)	2,374,986	2,321,378	39,164	49,114	2,409,656
Customer accounts	1,364,462	1,328,657	(56,271)	1,272,386	1,261,672	27,914	—	1,289,586

1	Includes effects of foreign currency translation.

Adjusted profit reconciliation
		2017	2016	2015
	Footnotes	$m	$m	$m
For the year ended 31 Dec
Adjusted profit before tax		20,990	18,934	18,795
Significant items		(3,823)	(12,321)	(1,243)
– customer redress programmes (revenue)		(108)	2	(10)
– DVA on derivative contracts		(373)	26	230
– fair value movements on non-qualifying hedges	32	128	(687)	(327)
– gain on disposal of our investment in Vietnam Technological and Commercial Joint Stock Bank		126	—	—
– gain on disposal of our membership interest in Visa – Europe		—	584	—
– gain on disposal of our membership interest in Visa – US		308	116	—
– gain on the partial sale of shareholding in Industrial Bank		—	—	1,372
– gain/(loss) and trading results from disposed-of operations in Brazil		19	(2,081)	(13)
– investment in new businesses		(99)	—	—
– other acquisitions, disposals and dilutions		78	—	—
– own credit spread	25	—	(1,792)	1,002
– portfolio disposals		(158)	(163)	(214)
– costs associated with portfolio disposals		(53)	(28)	—
– costs associated with the UK’s exit from the EU		(28)	—	—
– costs to achieve		(3,002)	(3,118)	(908)
– costs to establish UK ring-fenced bank		(392)	(223)	(89)
– customer redress programmes (operating expenses)		(655)	(559)	(541)
– gain on partial settlement of pension obligation		188	—	—
– impairment of GPB – Europe goodwill		—	(3,240)	—
– regulatory provisions in GPB		(164)	(344)	(172)
– restructuring and other related costs		—	—	(117)
– settlements and provisions in connection with legal matters		362	(681)	(1,649)
– currency translation on significant items			(133)	193
Currency translation			499	1,315
Reported profit before tax		17,167	7,112	18,867

For footnotes, see page 85.